Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,656.40
Total Transaction Valuation	26,476,456.01
Total Offset Amount	0.00
Net Fee	$ 3,656.40
Offering Table N/A
Offset Table N/A	N/A